Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Within one year	¥ 26,568
After one year but within two years	20,962
Total	47,530
Rental expenses incurred under operating leases	24,518	¥ 11,004
Advertising purchase commitments	¥ 17,981	¥ 546
Predecessor
Rental expenses incurred under operating leases			¥ 9,898